Intangible assets, net - Schedule of Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets, net [Line Items]
Subtotal		¥ 826,860			$ 123,560	¥ 860,197
Less: Accumulated amortization		(508,975)			(95,078)	(661,916)
Less: Impairment					4,599	32,014
Total		317,885			23,883	166,267
Total consideration to acquire insurance agency license				¥ 58,720
Impairment charges	¥ 32,014	0	¥ 0
Travel license [Member]
Intangible assets, net [Line Items]
Subtotal		30,956			4,461	31,056
Insurance agency license [Member]
Intangible assets, net [Line Items]
Subtotal		11,711			1,682	11,711
Amortization period				20 years
Softwares [Member]
Intangible assets, net [Line Items]
Subtotal		58,187			10,706	74,535
Technology [Member]
Intangible assets, net [Line Items]
Subtotal		4,300			618	4,300
Trade names [Member]
Intangible assets, net [Line Items]
Subtotal		41,634			5,980	41,634
Business Cooperation Agreements [Member]
Intangible assets, net [Line Items]
Subtotal		660,215			94,834	660,215
Supplier Relationship
Intangible assets, net [Line Items]
Subtotal					1,230	8,560
Customer relationship [Member]
Intangible assets, net [Line Items]
Subtotal		13,458			3,130	21,787
Non-compete agreements [Member]
Intangible assets, net [Line Items]
Subtotal		¥ 6,399			$ 919	¥ 6,399